CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value	[1]	Inflation adjustment	Contributed Surplus	Legal	Special reserve for IFRS implementation	Facultative [2]	Other comprehensive loss	Retained earnings	Equity attributable to non-controlling interest Credipay	Equity attributable to non-controlling interest	Credipay	Total
Balances as of at Dec. 31, 2022		$ 7,103,945	$ 2,154		$ 2,461,031	$ 6,061,634	$ 146,147	$ 53,587	$ 526,526	$ (293,108)	$ (1,854,026)		$ 144,622		$ 7,248,567
- Specific loss allocation						(2,443,629)					2,443,629
- Reserves constitution									589,603		(589,603)
Dividends to non-controlling shareholders													(11,516)		(11,516)
Subsidiary acquisition													(5)		(5)
Subsidiary call option		(1,690)								(1,690)					(1,690)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[1]	(299,199)							(299,199)						(299,199)
Comprehensive income:
Net income (loss) for the year		(738,306)									(738,306)		23,040		(715,266)
Other comprehensive income (loss)		145,461								145,461			66,015		211,476
Total comprehensive income (loss) for the year		(592,845)								145,461	(738,306)		89,055		(503,790)
Balances as of at Dec. 31, 2023		6,210,211	2,154		2,461,031	3,618,005	146,147	53,587	816,930	(149,337)	(738,306)		222,156		6,432,367
Absorption of retained earnings (losses) and reserve reclassification						(221,779)			(516,527)		738,306
Dividends to non-controlling shareholders													(13,719)		(13,719)
Subsidiary acquisition												$ 847	2,477	$ 847	2,477
Transaction non-controlling interest		(34,606)								(34,606)			(3,272)		(37,878)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[1]	(156,352)							(156,352)						(156,352)
Comprehensive income:
Net income (loss) for the year		1,331,805									1,331,805		27,425		1,359,230
Other comprehensive income (loss)		(214,544)								(214,544)			(91,501)		(306,045)
Total comprehensive income (loss) for the year		1,117,261								(214,544)	1,331,805		(64,076)		1,053,185
Balances as of at Dec. 31, 2024		7,136,514	2,154	[2]	2,461,031	3,396,226	146,147	53,587	144,051	(398,487)	1,331,805		144,413		7,280,927
Absorption of retained earnings (losses) and reserve reclassification											1,331,805
Constitution and reclassification of reserves						(122,442)	66,590		1,387,657		(1,331,805)
Dividends to non-controlling shareholders													(12,907)		(12,907)
Transaction non-controlling interest	[3]	55,315								55,315			(55,315)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[1]	(226,756)							(226,756)						(226,756)
Comprehensive income:
Net income (loss) for the year		(170,006)									(170,006)		24,702		(145,304)
Other comprehensive income (loss)		68,794								68,794			18,554		87,348
Total comprehensive income (loss) for the year		(101,212)								68,794	(170,006)		43,256		(57,956)
Balances as of at Dec. 31, 2025		$ 6,863,861	$ 2,154		$ 2,461,031	$ 3,273,784	$ 212,737	$ 53,587	$ 1,304,952	$ (274,378)	$ (170,006)		$ 119,447		$ 6,983,308

[1]	See Note 22.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	It corresponds to the transaction carried out between controlling and non-controlling shareholders related to the acquisition of 100% of Adesol’s license-holding entities. See Note 3.d.6).